GUIDESTONE FUNDS

Supplement dated October 2, 2009

to

Prospectus dated June 25, 2009

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. CHANGES TO MONEY MARKET FUND

Under the heading “Fees and Expenses” on page 66, the following footnote (3), which relates to “Other expenses” of the GS4 Class, should be added directly after footnote (2):

(3) The Adviser and GuideStone Financial Resources have voluntarily undertaken to reimburse expenses or waive fees, including all or a portion of shareholder service fees, of the GS4 Class of the Money Market Fund to the extent necessary to prevent a negative yield for the GS4 Class. This undertaking is voluntary and may be modified or discontinued at any time. There is no guarantee that the GS4 Class will be able to avoid a negative yield.

II. CHANGES TO MEDIUM-DURATION BOND FUND

Under the sub-heading “Sub-Advisers,” on page 121, the paragraphs titled “Western Asset Management Company” and “Western Asset Management Company Limited” should be deleted in their entirety and replaced with the following:

Western Asset Management Company (“WAMCO”) and Western Asset Management Company Limited (“WAMCL”)(together, “Western”) are located at 385 East Colorado Boulevard, Pasadena, California 91101 and at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, respectively: WAMCO and WAMCL are affiliated companies under common control jointly managing an assigned portion of the Medium-Duration Bond Fund, with WAMCO primarily responsible for the portfolio account and WAMCL responsible for providing advice regarding the management of foreign fixed-income investments. Individual members of the portfolio management team may be joint employees of WAMCO and WAMCL. Western has been managing fixed-income assets since 1971. As of June 30, 2009, WAMCO managed $485.2 billion in assets, and WAMCL managed $61.1 billion in assets. Western utilizes a team-based approach to portfolio management to ensure all portfolios, as allowed by guidelines, benefit from the expertise of all of the firm’s sector specialists. Western’s Investment Strategy Group sets policy for an assigned portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team. Stephen A. Walsh, Chief Investment Officer, and S. Kenneth Leech, CIO Emeritus, are both responsible for the strategic oversight of the Medium-Duration Bond Fund’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Medium-Duration Bond Fund invests. Messrs. Walsh and Leech are involved in the management of all Western’s portfolios, but they are not solely responsible for particular portfolios. With respect to the Medium-Duration Bond Fund and other client accounts with a similar objective, Edward A. Moody, Carl L. Eichstaedt and Mark S. Lindbloom provide specialized expertise and global oversight. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of the Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client

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portfolios benefit from a consensus that draws on the expertise of all team members. Messrs. Walsh, Leech, Moody and Eichstaedt have been Portfolio Managers for Western for more than five years. Mr. Lindbloom has been a Portfolio Manager for Western since 2005. Prior to joining Western, Mr. Lindbloom was a Portfolio Manager for Citigroup Asset Management for nine years.

III. CHANGES TO GLOBAL BOND FUND

Under the sub-heading “Sub-Advisers,” on page 123, the paragraphs titled “Western Asset Management Company” and “Western Asset Management Company Limited” should be deleted in their entirety and replaced with the following:

Western Asset Management Company (“WAMCO”) and Western Asset Management Company Limited (“WAMCL”)(together, “Western”) are located at 385 East Colorado Boulevard, Pasadena, California 91101 and at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, respectively: WAMCO and WAMCL are affiliated companies under common control jointly managing an assigned portion of the Global Bond Fund with WAMCO primarily responsible for the portfolio account and WAMCL responsible for providing advice regarding the management of foreign fixed-income investments. Individual members of the portfolio management team may be joint employees of WAMCO and WAMCL. Western has been managing fixed-income assets since 1971. As of June 30, 2009, WAMCO managed $485.2 billion in assets, and WAMCL managed $61.1 billion in assets. Western utilizes a team-based approach to manage the Global Bond Fund. Stephen A. Walsh, Chief Investment Officer, and S. Kenneth Leech, CIO Emeritus, are both responsible for the strategic oversight of the Global Bond Fund’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Global Bond Fund invests. With respect to the Global Bond Fund and other client accounts with a similar objective, Ian R. Edmonds and Michael C. Buchanan provide specialized expertise and global oversight. Messrs. Edmonds and Buchanan are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. Messrs. Walsh, Leech and Edmonds have been Portfolio Managers for Western for more than five years. Mr. Buchanan has been a Portfolio Manager for Western since 2005. Prior to joining Western, Mr. Buchanan was employed as a Managing Director, Head of U.S. Products, for Credit Suisse Asset Management for two years.

IV. CHANGES TO SMALL CAP EQUITY FUND

Under the sub-heading “Sub-Advisers,” on page 127, the paragraphs titled “Western Asset Management Company” and “Western Asset Management Company Limited” should be deleted in their entirety and replaced with the following:

Western Asset Management Company and Western Asset Management Company Limited (together, “Western”) are located at 385 East Colorado Boulevard, Pasadena, California 91101 and at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, respectively: WAMCO and WAMCL are affiliated companies under common control jointly managing an assigned portion of the Small Cap Equity Fund with WAMCO primarily responsible for the portfolio account and WAMCL responsible for providing advice regarding the management of foreign fixed-income investments. Individual members of the portfolio management team may be joint employees of WAMCO and WAMCL. Western has been managing fixed-income assets since 1971. Western has been managing fixed-income assets since 1971. As of June 30, 2009, WAMCO managed $485.2 billion in assets, and WAMCL managed $61.1 billion in assets. Western utilizes a team-based approach to portfolio management to ensure all portfolios, as allowed by guidelines, benefit from the expertise of all of the

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firm’s sector specialists. Western’s Investment Strategy Group sets policy for an assigned portion of the Small Cap Equity Fund, with that policy implemented by the portfolio team. Stephen A. Walsh, Chief Investment Officer, and S. Kenneth Leech, CIO Emeritus, are both responsible for the strategic oversight of the Small Cap Equity Fund’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Small Cap Equity Fund invests. Messrs. Walsh and Leech are involved in the management of all the Western’s portfolios, but they are not solely responsible for particular portfolios. With respect to the Small Cap Equity Fund and other client accounts with a similar objective, Edward A. Moody, Carl L. Eichstaedt and Mark S. Lindbloom provide specialized expertise and global oversight. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. Messrs. Walsh, Leech, Moody and Eichstaedt have been Portfolio Managers for Western for more than five years. Mr. Lindbloom has been a Portfolio Manager for Western since 2005. Prior to joining Western, Mr. Lindbloom was a Portfolio Manager for Citigroup Asset Management for nine years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated October 2, 2009

to

Statement of Additional Information dated June 25, 2009

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the SAI.

Under the heading “Management of the Funds,” on page 37, the chart listing the disinterested Trustees is amended to add the following information:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
William T. Patterson (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2009	Managing Partner, Patterson Capital, LLC, October 2007 – Present; Director and Chairman of Audit Committee, Therizo Capital Management, February 2007 – February 2008; Senior Vice President, Wachovia Securities LLC, July 2003 – January 2007; Senior Vice President, Prudential Financial Inc., October 2000 – July 2003	25	N/A

[1]	Each Trustee serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.

Mr. Patterson served as a trustee for GuideStone Financial Resources from June 1999 until June 2007 and as a trustee of GuideStone Capital Management from February 2000 to June 2007.

Under the heading “Management of the Funds,” on page 39, the paragraphs titled “Nominating Committee” and “Audit Committee” should be deleted in their entirety and replaced with the following:

Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Mack, Buster, George, Morgan, Patterson, Dr. Chamberlain and Ms. Fry. The Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board of Trustees or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board of Trustees to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2008, there were two meetings of the Nominating Committee.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Mack, Buster, George, Morgan, Patterson, Dr. Chamberlain and Ms. Fry. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are

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the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2008, there were three meetings of the Audit Committee.

In the section describing Security and Other Interests, on page 40, the chart is amended to add the following:

Name of Trustee	Dollar Range of Equity Securities in each Portfolio of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
DISINTERESTED TRUSTEES
William T. Patterson	NONE	NONE

In the section describing Security and Other Interests, on page 40, the sentence describing management ownership immediately following the table should be deleted in its entirety and replaced with the following:

As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of September 15, 2009.

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The Other Accounts Managed chart, beginning on page 50, is amended to replace in its entirety the information under the sections titled “Western Asset Management Company” and “Western Asset Management Company Limited” (contained on page 55) with the following information:

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within
each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based
							on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Western Asset Management Company / Western Asset Management Company Limited†
Stephen A. Walsh	115	$179,330	221	$104,246	777	$175,539	N/A	N/A	7	$1,166	97	$24,439
S. Kenneth Leech	115	$179,330	221	$104,246	777	$175,539	N/A	N/A	7	$1,166	97	$24,439
Edward A. Moody	N/A	N/A	1	$16	66	$9,386	N/A	N/A	N/A	N/A	8	$2,184
Carl L. Eichstaedt	8	$1,177	3	$223	46	$7,748	N/A	N/A	N/A	N/A	4	$1,116
Mark S. Lindbloom	3	$2,168	3	$113	33	$6,803	N/A	N/A	N/A	N/A	3	$1,282
Ian R. Edmonds	N/A	N/A	9	$2,083	3	$281	N/A	N/A	1	$125	1	$562
Michael C. Buchanan	16	$8,106	11	$3,887	15	$2,057	N/A	N/A	N/A	N/A	N/A	N/A

†	The information for Western Asset Management Company and Western Asset Management Company Limited is provided as of June 30, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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